INCOME TAX AND DEFERRED TAX, Income Tax (Expense)/Gain (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
INCOME TAX AND DEFERRED TAX [Abstract]
Current income tax	$ (3,198,356)	$ (2,442,608)		$ (931,568)
Special revaluation tax	(1,048,000)	0		0
Deferred income tax	4,233,185	2,495,685		(170,709)
Income tax (expense) / gain	$ (13,171)	$ 53,077	[1]	$ (1,102,277)	[1],[2]

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.